Note 3 - Acquisitions (Details) - Business Acquisitions Purchase Price Allocation - USD ($)			1 Months Ended
	Sep. 30, 2013	Jul. 01, 2013	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired intangible assets:
Goodwill				$ 6,699,620	$ 7,089,780	$ 16,974,437
CFO Tahoe [Member]
Purchase price allocation:
Cash and cash equivalents	$ 5,279,425		$ 5,279,425
Prepaid expenses and current assets	1,135,765		1,135,765
Accounts receivable	2,143,957		2,143,957
Property and equipment, net	47,770		47,770
Rental deposit	72,431		72,431
Acquired intangible assets:
Guarantee fund deposits	1,626,545		1,626,545
Total assets acquired	12,256,120		12,256,120
Accrued expenses and other current liabilities	(2,810,425)		(2,810,425)
Deferred tax liabilities	(487,557)		(487,557)
Total net assets	8,958,138		8,958,138
Noncontrolling interest	(9,508,295)		(9,508,295)
Goodwill	7,056,338		7,056,338
Cash consideration	6,506,181		6,506,181
CFO Tahoe [Member] | Precious Metal Trading Right [Member]
Acquired intangible assets:
Commodities trading right	699,414		699,414
CFO Netinfo [Member]
Purchase price allocation:
Cash and cash equivalents		$ 121,044
Prepaid expenses and current assets		339,296
Accounts receivable		4,912
Acquired intangible assets:
Total assets acquired		1,063,909
Accrued expenses and other current liabilities		(274,748)
Deferred tax liabilities		(149,664)
Income tax payable		612
Total net assets		640,109
Goodwill		168,887
Cash consideration		808,996
Customer Relationships [Member] | CFO Tahoe [Member]
Acquired intangible assets:
Finite lived intangible assets	$ 1,250,813		$ 1,250,813
Finite lived Intangible assets, useful life	4 years 109 days
Securities Consulting License [Member] | CFO Netinfo [Member]
Acquired intangible assets:
Finite lived intangible assets		$ 598,657
Finite lived Intangible assets, useful life		15 years